UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2006
                         --------------

Date of reporting period:  JUNE 30, 2005
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                               THE OSTERWEIS FUND

SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited)

      SHARES                                                       VALUE
      ------                                                       -----
COMMON STOCKS: 89.6%

ADVERTISING: 3.0%
     126,475   Lamar Advertising Co. - Class A*<F1>            $  5,409,336
                                                               ------------
AIRLINES: 0.9%
     183,950   AirTran Holdings, Inc.*<F1>                        1,697,858
                                                               ------------
BANKS: 5.2%
     114,350   Bank of America Corp.                              5,215,503
      69,000   Wells Fargo & Co.                                  4,249,020
                                                               ------------
                                                                  9,464,523
                                                               ------------
BEVERAGES: 3.1%
      77,400   Diageo Plc                                         4,589,820
      20,000   PepsiCo, Inc.                                      1,078,600
                                                               ------------
                                                                  5,668,420
                                                               ------------
BIOTECHNOLOGY: 2.5%
      54,150   Invitrogen Corp.*<F1>                              4,510,154
                                                               ------------
COMMERCIAL SERVICES: 5.0%
     607,250   Service Corporation International                  4,870,145
     322,000   ServiceMaster Co.                                  4,314,800
                                                               ------------
                                                                  9,184,945
                                                               ------------
COMPUTERS: 2.0%
     117,150   Lipman Electronics Engineering, Ltd.               3,604,706
                                                               ------------
ELECTRONICS: 3.4%
     248,400   Flextronics International, Ltd.*<F1>               3,281,364
     252,625   Vishay Intertechnology, Inc.*<F1>                  2,998,659
                                                               ------------
                                                                  6,280,023
                                                               ------------
ENTERTAINMENT: 2.2%
     213,425   Regal Entertainment Group - Class A                4,029,464
                                                               ------------
ENVIRONMENTAL CONTROL: 2.9%
     149,600   Republic Services, Inc.                            5,387,096
                                                               ------------
GAS: 1.9%
     144,150   Southern Union Co.                                 3,538,883
                                                               ------------
HEALTHCARE PRODUCTS: 2.9%
      64,400   Bausch & Lomb Inc.                                 5,345,200
                                                               ------------
HEALTHCARE SERVICES: 6.3%
     309,525   HEALTHSOUTH Corp.*<F1>                             1,736,435
      87,000   Laboratory Corporation of America Holdings*<F1>    4,341,300
     138,300   Manor Care, Inc.                                   5,494,659
                                                               ------------
                                                                 11,572,394
                                                               ------------
HOUSEHOLD PRODUCTS/WARES: 3.0%
     102,200   Avery Dennison Corp.                               5,412,512
                                                               ------------
INTERNET: 3.3%
     327,500   United Online, Inc.                                3,556,650
      52,300   Websense, Inc.*<F1>                                2,513,015
                                                               ------------
                                                                  6,069,665
                                                               ------------
INVESTMENT COMPANIES: 2.5%
     258,300   Ares Capital Corp.                                 4,605,489
                                                               ------------
LODGING: 3.3%
      89,900   Station Casinos, Inc.                              5,969,360
                                                               ------------
MEDIA: 10.0%
     342,200   Citadel Broadcasting Corp.*<F1>                    3,918,190
     198,900   Dex Media, Inc.                                    4,855,149
     289,280   Liberty Media Corp. - Class A*<F1>                 2,947,763
     119,761   Liberty Media
                 International, Inc. - Class A*<F1>               5,589,246
      46,800   Westwood One, Inc.                                   956,124
                                                               ------------
                                                                 18,266,472
                                                               ------------
MINING: 0.5%
      24,800   Newmont Mining Corp.                                 967,944
                                                               ------------
OIL & GAS: 4.8%
     132,400   Plains Exploration & Production Co.*<F1>           4,704,172
      54,100   Schlumberger Ltd.                                  4,108,354
                                                               ------------
                                                                  8,812,526
                                                               ------------
PACKAGING & CONTAINERS: 2.4%
     303,600   Crown Holdings, Inc.*<F1>                          4,320,228
                                                               ------------
PHARMACEUTICALS: 5.3%
     147,800   Omnicare, Inc.                                     6,271,154
     104,175   Shire Pharmaceuticals Group Plc                    3,416,940
                                                               ------------
                                                                  9,688,094
                                                               ------------
PIPELINES: 1.9%
     100,000   Western Gas Resources, Inc.                        3,490,000
                                                               ------------
RETAIL: 1.9%
      77,200   Costco Wholesale Corp.                             3,460,104
                                                               ------------
TELECOMMUNICATIONS: 5.5%
     491,550   Aspect Communications Corp.*<F1>                   5,520,106
     190,100   Vodafone Group Plc                                 4,623,232
                                                               ------------
                                                                 10,143,338
                                                               ------------
TRANSPORTATION: 3.9%
     297,950   Laidlaw International, Inc.*<F1>                   7,180,595
                                                               ------------
TOTAL COMMON STOCKS
  (cost $125,717,801)                                           164,079,329
                                                               ------------
    PRINCIPAL
      AMOUNT                                                       VALUE
      ------                                                       -----
CORPORATE BONDS: 6.2%

FOREST PRODUCTS & PAPER: 0.5%
    $600,000   Abitibi-Consolidated
                 Inc., 6.51%, 6/15/111<F2>                     $    595,500
     380,000   Bowater Inc., 6.01%, 3/15/101<F2>                    384,750
                                                               ------------
                                                                    980,250
                                                               ------------
Machinery: 2.4%
   4,391,000   Case Corp., 7.25%, 8/1/05                          4,391,000
                                                               ------------
MINING: 3.3%
   6,016,000   USEC Inc., 6.625%, 1/20/06                         5,955,840
                                                               ------------
TOTAL BONDS
  (cost $11,428,162)                                             11,327,090
                                                               ------------

     SHARES                                                        VALUE
     ------                                                        -----
SHORT-TERM INVESTMENT: 4.0%
   7,406,355   Goldman Sachs Financial Square Money Market
                 (cost $7,406,355)                                7,406,355
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
  (cost $144,552,318):  99.8%                                   182,812,774
Other Assets less Liabilities:  0.2%                                429,567
                                                               ------------
NET ASSETS:100.0%                                              $183,242,341
                                                               ------------
                                                               ------------

*<F1>     Non-income producing security.
1<F2>     Floating rate security; rate shown is the rate currently in effect.

                      THE OSTERWEIS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited)

     SHARES                                                         VALUE
     ------                                                         -----
COMMON STOCKS: 4.7%
INVESTMENT COMPANIES: 4.7%
     156,250   Ares Capital Corp.                               $ 2,785,938
                                                                -----------
TOTAL COMMON STOCKS
  (cost $2,507,925)                                               2,785,938
                                                                -----------
   PRINCIPAL
     AMOUNT                                                        VALUE
     ------                                                        -----
BONDS AND NOTES: 83.2%
CONVERTIBLE BONDS: 48.3%
BIOTECHNOLOGY: 2.4%
  $1,500,000   Nektar Therapeutics, 5.00%, 2/8/07                 1,460,625
                                                                -----------
COMMERCIAL SERVICES: 3.3%
   2,000,000   NCO Group Inc., 4.75%, 4/15/06                     1,982,500
                                                                -----------
COMPUTERS: 10.4%
   2,000,000   The Bisys Group, Inc., 4.00%, 3/15/06              1,975,000
   1,000,000   Maxtor Corp., 6.80%, 4/30/10                         922,500
   2,370,000   Mentor Graphics Corp., 6.875%, 6/15/07             2,346,300
   1,000,000   Mentor Graphics Corp., 4.870%, 8/6/232<F4>           888,125
                                                                -----------
                                                                  6,131,925
                                                                -----------
ELECTRICAL COMPONENTS & EQUIPMENT: 5.4%
     500,000   Advanced Energy
                 Industries Inc., 5.00%, 9/1/06                     488,750
   2,750,000   Advanced Energy Industries
                 Inc., 5.25%, 11/15/06                            2,688,125
                                                                -----------
                                                                  3,176,875
                                                                -----------
ELECTRONICS: 4.8%
   1,000,000   SCI Systems, Inc., 3.00%, 3/15/07                    940,000
   2,000,000   Vishay
                 Intertechnology, Inc., 3.625%, 8/1/23            1,912,500
                                                                -----------
                                                                  2,852,500
                                                                -----------
ENVIRONMENTAL CONTROL: 3.3%
  $2,250,000   Allied Waste
                 Industries, Inc., 4.25%, 4/15/34                 1,923,750
                                                                -----------
MEDIA: 3.4%
   2,000,000   Mediacom Communications
                 Corp., 5.25%, 7/1/06                             1,992,500
                                                                -----------
SEMICONDUCTORS: 8.6%
     500,000   Agere Systems Inc., 6.50%, 12/15/09                  503,750
     750,000   Axcelis Technologies, Inc., 4.25%, 1/15/07           735,000
   3,009,000   GlobespanVirata, Inc., 5.25%, 5/15/06              2,941,297
   1,000,000   Veeco Instruments, Inc., 4.125%, 12/21/08            893,750
                                                                -----------
                                                                  5,073,797
                                                                -----------
TELECOMMUNICATIONS: 6.7%
   1,000,000   Lucent Technologies, Inc., 8.00%, 8/1/31           1,027,500
   2,950,000   NMS Communications Corp., 5.00%, 10/15/05          2,935,250
                                                                -----------
                                                                  3,962,750
                                                                -----------
TOTAL CONVERTIBLE BONDS
  (cost $28,843,620)                                             28,557,222
                                                                -----------
CORPORATE BONDS: 34.9%
ADVERTISING: 4.1%
   2,500,000   Bear Creek Corp., 8.33%, 3/1/121<F3>,2<F4>
                 (Cost $2,500,000; Acquired 2/18/05)              2,425,000
                                                                -----------
AGRICULTURE: 1.7%
   1,000,000   Alliance One
                 International, Inc., 11.00%, 5/15/121<F3>        1,030,000
                 (Cost $1,000,000; Acquired 5/10/05)            -----------

AIRLINES: 0.3%
     200,295   America West Airlines, Inc., 8.54%, 1/2/06           185,377
                                                                -----------
BANKS: 3.0%
   1,750,000   Emigrant Capital
                 Trust II, 5.81%, 4/14/341<F3>,2<F4>
                 (Cost $1,741,250; Acquired 8/12/04)              1,739,790
                                                                -----------
ENTERTAINMENT: 2.8%
   1,700,000   Six Flags, Inc., 8.875%, 2/1/10                    1,657,500
                                                                -----------
FOOD: 3.1%
  $1,887,000   Di Giorgio Corp., 10.00%, 6/15/07                  1,830,390
                                                                -----------
LODGING: 1.2%
     750,000   155 East Tropicana LLC, 8.75%, 4/1/121<F3>
                 (Cost $750,000; Acquired 3/23/05)                  729,375
                                                                -----------
MACHINERY: 2.2%
   1,275,000   Case Corp., 7.25%, 8/1/05                          1,275,000
                                                                -----------
MINING: 4.9%
   2,944,000   USEC Inc., 6.625%, 1/20/06                         2,914,560
                                                                -----------
RETAIL: 4.2%
   2,000,000   El Pollo Loco, Inc., 9.25%, 12/15/09               2,090,000
     400,000   PEP Boys - Manny, Moe & Jack
                 Inc., 6.92%, 7/7/06                                398,000
                                                                -----------
                                                                  2,488,000
                                                                -----------
TELECOMMUNICATIONS: 1.7%
   1,000,000   Nortel Networks Corp., 6.125%, 2/15/06             1,006,250
                                                                -----------
TRANSPORTATION: 5.7%
     110,000   Sea Containers Ltd., 13.00%, 7/1/06                  112,613
   2,720,000   Sea Containers Ltd., 10.75%, 10/15/06              2,747,200
     500,000   Sea Containers Ltd., 7.875%, 2/15/08                 487,500
                                                                -----------
                                                                  3,347,313
                                                                -----------
TOTAL CORPORATE BONDS
      (cost $20,744,723)                                         20,628,555
                                                                -----------
TOTAL BONDS AND NOTES
      (cost $49,588,343)                                         49,185,777
                                                                -----------

    SHARES                                                         VALUE
    ------                                                         -----
SHORT-TERM INVESTMENT: 11.4%
   6,724,557   Goldman Sachs Financial Square
                 Money Market
                 (cost $6,724,557)                                6,724,557
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $58,820,825):  99.3%                                     58,696,272
Other Assets less Liabilities:  0.7%                                401,846
                                                                -----------
NET ASSETS:  100.0%                                             $59,098,118
                                                                -----------
                                                                -----------
1<F3> Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At June 30, 2005, the value of these securities amounted to $5,924,165 or 10.0% of net assets.
2<F4>     Floating rate security; rate shown is the rate currently in effect.


For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds' most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title)*<F5> /s/ Robert M. Slotky
                                   --------------------
                                   Robert M. Slotky, President

     Date  August 22, 2005
           ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F5> /s/ Robert M. Slotky
                                   --------------------
                                   Robert M. Slotky, President

     Date August 22, 2005
          ---------------

     By (Signature and Title)*<F5> /s/ Eric W. Falkeis
                                   -------------------
                                   Eric W. Falkeis, Treasurer

     Date August 22, 2005
          ---------------

*<F5> Print the name and title of each signing officer under his or her signature.